Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity	Equity
21.1 Equity accounts
As of December 31, 2025 and 2024, the common stock of Coca-Cola FEMSA is represented by 16,806,658,096 common shares, with no par value. Fixed capital stock is Ps. 934 (nominal value) and variable capital is unlimited.
The characteristics of the common shares are as follows:
•    Series “A” and series “D” shares are ordinary, have all voting rights and are subject to transfer restrictions;
•    Series “A” shares may only be acquired by Mexican individuals and may not represent less than 50.1% of the ordinary shares.
•    Series “D” shares have no foreign ownership restrictions and may not represent more than 49.9% of the ordinary shares.
•    Series “B” and series “L” are free of transference jointly as long as they are listed as linked units. In case the related units are unlinked, the types B shares and the types L share will each be free transfer.

The capital stock of the Company is as follows:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.22%	55.97%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.78%	32.92%
B	Public float	1,575,624,195	9.37%	11.11%
L	Public float	2,626,040,325	15.63%	0%
Total		16,806,658,096	100.00%	100.00%

As of December 31, 2025, 2024 and 2023, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Outstanding Shares

Series of shares	2025	2024	2023
A	7,936,628,152	7,936,628,152	7,936,628,152
D	4,668,365,424	4,668,365,424	4,668,365,424
B	1,575,624,195	1,575,624,195	1,575,624,195
L	2,626,040,325	2,626,040,325	2,626,040,325
Total	16,806,658,096	16,806,658,096	16,806,658,096

The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve amounts to 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company. As of December 31, 2025, 2024 and 2023, this reserve has reached the 20% for an amount of Ps.412 for all years, and is included in retained earnings.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except for restated shareholder contributions denominated “Cuenta de Capital de Aportación CUCA” (CUCA) and when the distributions of dividends come from net taxable income, denominated “Cuenta de Utilidad Fiscal Neta” (CUFIN).
Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. This tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The Company’s consolidated balances of CUFIN on December 31, 2025, that are not subject to withholding tax, amounted to Ps. 9,788.
For the years ended December 31, 2025, 2024 and 2023 the dividends declared per share by the Company to equity holders of the parent are as follows:

Series of shares (1)	2025		2024	2023
A	Ps.	7,302	6,032	5,754
D	4,295		3,548	3,385
L	2,416		1,996	1,904
B	1,449		1,197	1,142
Total	Ps.	15,462	12,773	12,185

(1) At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on April 8, 2025, the shareholders declared a dividend of Ps. 15,462 that was paid on April 23, 2025, July 16, 2025, October 15, 2025 and December 9, 2025. This represents a dividend of Ps.0.9200 per share.

Under Mexican income tax law, dividends, either in cash or in kind, paid to individuals that are Mexican residents, and to individuals and companies that are non-Mexican residents, on the Company´s shares, including the Series L shares and the Series B shares underlying our units, including units represented by ADSs, are subject to a 10.0% Mexican withholding tax, or a lower rate if covered by a tax treaty. Profits that were earned and subject to income tax before January 1, 2014 are exempt from this withholding tax. From 2022 and onwards most of the dividends correspond to income tax earned after January 1, 2014 therefore will be subject to withholding tax.

21.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balances in order to obtain the lowest cost of capital available. The Company manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during 2025 and 2024.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 21.1).
The Company's Finance and Planning Committee reviews the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both nationally and internationally, currently rated AAA and A/A3/
A- respectively, which requires us to comply, among others, with the financial metrics that each rating agency considers. As a result, prior to entering new business ventures, acquisitions or divestitures, management evaluates the impact that these transactions can have on its credit rating.